Income Tax (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Summary of net operating loss carry forwards
Net Operating Loss	$ 5,544,000
2007 [Member]
Summary of net operating loss carry forwards
Net Operating Loss	375,000
Year Expires	2027
2008 [Member]
Summary of net operating loss carry forwards
Net Operating Loss	977,000
Year Expires	2028
2009 [Member]
Summary of net operating loss carry forwards
Net Operating Loss	1,255,000
Year Expires	2029
2010 [Member]
Summary of net operating loss carry forwards
Net Operating Loss
Year Expires	2030
2011 [Member]
Summary of net operating loss carry forwards
Net Operating Loss	$ 2,937,000
Year Expires	2031